Principal Accounting Policies - Contract Balances and Practical Expedients (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Revenue recognized included in beginning contract liability	¥ 17.6	¥ 19.0
Election of revenue recognition practical expedient, financing component	true
Fair value practical expedient in ASC Topic 820	true